Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net Income	$ 1,255,623	$ 1,326,977	$ 1,177,262
Other Comprehensive Income Derivatives Qualifying As Hedges Before Tax Portion Attributable To Parent	22,532	24,019	(102,446)
Actuarial gains (losses) on defined benefit pension plans	64,989	(103,178)	(81,906)
(Loss) gain related to foreign currency translation	(114,439)	63,803	(181,234)
Income tax (expense) benefit related to components of other comprehensive income	(33,600)	8,831	72,617
Other comprehensive income (loss), net of tax	(60,518)	(6,525)	(292,969)
Total comprehensive income	1,195,105	1,320,452	884,293
Comprehensive income attributable to noncontrolling interests	(143,689)	(139,989)	(104,861)
Comprehensive income attributable to the Company	$ 1,051,416	$ 1,180,463	$ 779,432